Commitments - Insurance coverage (Detail) - 12 months ended Dec. 31, 2019 R$ in Millions, $ in Millions	BRL (R$)	USD ($)
Oxiteno [member]
Summary of contract commitments [line items]
Maximum compensation value	R$ 4,603	$ 1,142
Ipiranga [member]
Summary of contract commitments [line items]
Maximum compensation value	1,025
Ultracargo [member]
Summary of contract commitments [line items]
Maximum compensation value	949
Ultragaz [member]
Summary of contract commitments [line items]
Maximum compensation value	266
Extrafarma [member]
Summary of contract commitments [line items]
Maximum compensation value	R$ 160